UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2009
                                                      --------------------------

Check here if Amendment [  ]; Amendment Number:  --------------------
   This Amendment (Check only one.):  [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          DBD Cayman, Ltd.
               ------------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
               ------------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------------

Form 13F File Number:  28-12954
                          --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
                 -------------------------------------------------
Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
                 -------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Daniel A. D'Aniello            Washington, DC            August 13, 2009
----------------------------   -----------------------    --------------------

        Signature                   City, State                   Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers  Reporting for this Manager: NONE

Form 13F File Number              Name
28-
    ------------------------      --------------------------------------


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                             -----------------------
                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
                                              ----------------------------

Form 13F Information Table Entry Total:       4
                                              ----------------------------

Form 13F Information Table Value Total:       $60,737
                                              ----------------------------
                                                     (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No. Form 13F File Number Name

 1             28- 12429                Carlyle Investment Management L.L.C.
 ------            ---------------      ------------------------------------

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
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                           FORM 13-F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
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                                                  VALUE     SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------------  --------------  ---------  --------  ---------  -----  ----- ----------  --------  ---- --------- -----
Boston Private Finl   Com             101119105  $22,876   6,346,572  SH      --   Shared-       1            6,346,572
Hldgs In                                                                           Defined

Focus Media Hldg Ltd  Sponsored ADR   34415V109  $12,117   1,503,382  SH      --   Shared-       1            1,503,382
                                                                                   Defined

Owens Corning New     Com             690742101  $7,669      600,100  SH      --   Shared-       1              600,100
                                                                                   Defined

Time Warner Cable     Com             88732J207  $18,075     570,733  SH      --   Shared-       1              570,733
Inc                                                                                Defined


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

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